Summary of Significant Accounting Policies - Accounting Pronouncements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 1,707,758,000	$ 1,880,332,000	$ 2,328,569,000
Voyage expenses	388,887,000	153,766,000	138,339,000
Vessel operating expenses	637,474,000	731,150,000	825,024,000
Change in accounting policy					$ 4,657,000
Accounts receivable	(174,031,000)	(159,859,000)
Decrease to opening equity	(2,867,028,000)	(2,879,656,000)	(4,089,293,000)			$ (3,701,074,000)
Net operating cash flow	(182,135,000)	(544,264,000)	(676,546,000)
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage expenses	292,600,000
Vessel operating expenses	82,900,000
Change in accounting policy					0
Prepaid expenses and other	20,200,000
Accounts receivable	20,200,000
Accounting Standards Update 2016-15 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating cash flow		25,700,000	41,700,000
Teekay Tankers | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in revenue from contract with customer	82,900,000
Pre-operational costs | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting policy	5,700,000				4,100,000
Increase in Prepaid Expenses and Other	3,500,000
Increase in Investments in and Advance to Joint Ventures	2,200,000
Non-lease
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	228,354,000	$ 166,250,000	$ 153,394,000
Non-lease | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting policy					$ 0
Increase in revenue from contract with customer	$ 0
Subsequent Events | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting policy				$ 3,000,000
Lease liability				170,000,000
Subsequent Events | Charters-in | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset				13,700,000
Subsequent Events | Charters-in | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset				$ 900,000